Held for sale assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information About Assets and Liabilities Held for Sale

The below table outlines various assets and liabilities classifed as held for sale.

	As at March 31,
	2019		2019		2018
	(In millions)
ASSETS:
Current assets:
Cash and cash equivalents	US$	—	Rs.	—	Rs.	2,439.4
Short-term deposits		—		—		201.2
Trade receivables		—		—		5,245.8
Other financial assets		—		—		319.0
Inventories		—		—		958.0
Other current assets		—		—		584.6
Current income tax assets		—		—		726.4

Total current assets		—		—		10,474.5

Non-current assets:
Investments		—		—		317.9
Other financial assets		—		—		546.9
Property, plant and equipment		0.2		11.4		4,545.3
Goodwill		—		—		5,579.1
Intangible assets		23.3		1,611.0		3,076.1
Non-current income tax assets		—		—		318.4
Deferred income taxes		—		—		211.6
Other non-current assets		—		—		782.1

Total non-current assets		23.5		1,622.4		15,377.4

Total assets	US$	23.5	Rs.	1,622.4	Rs.	25,851.9

LIABILITIES
Current liabilities:
Accounts payable		—		—		3,926.4
Short-term borrowings and current portion of long-term debt		—		—		939.0
Other financial liabilities		—		—		67.0
Provisions		—		—		117.1
Other current liabilities		—		—		1,844.1
Current income tax liabilities		—		—		714.3

Total current liabilities		—		—		7,607.9

Non-current liabilities:
Long-term debt		—		—		486.5
Other financial liabilities		—		—		13.4
Provisions		—		—		297.0
Other liabilities		—		—		2,296.9

Total non-current liabilities		—		—		3,093.9

Total liabilities	US$	—	Rs.	—	Rs.	10,701.8